Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 43,980,000.00
Total Fee Amount	6,073.64
Total Offset Amount	0.00
Net Fee	$ 6,073.64
Offering Table N/A
Offset Table N/A	N/A